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                            U.S. Treasury Money Fund

                               SEMI-ANNUAL REPORT

                                December 31, 1997

                   THE 59 WALL STREET U.S. TREASURY MONEY FUND

                            PORTFOLIO OF INVESTMENTS
                             As of December 31, 1997
                                   (unaudited)

    Principal                                                          Value
     Amount                                                          (Note 1)
  ------------                                                     -------------
                   U.S. TREASURY BILLS (a) (74.7%)
  $10,835,000       due 01/08/98, 4.915% to 5.180%...............   $ 10,824,365
   13,890,000       due 01/22/98, 5.155% to 5.270%...............     13,847,749
    1,125,000       due 01/29/98, 4.940% ........................      1,120,678
   70,210,000       due 02/05/98, 4.990% to 5.140% ..............     69,860,020
    1,810,000       due 02/19/98, 5.120%.........................      1,797,386
   20,000,000       due 03/05/98, 5.120%.........................     19,820,800
    4,390,000       due 03/26/98, 5.150% to 5.240% ..............      4,337,060
   28,390,000       due 04/02/98, 5.120% to 5.350% ..............     28,017,318
                                                                    ------------
                        TOTAL U.S. TREASURY BILLS ...............   $149,625,376
                                                                    ------------
                   U.S. TREASURY NOTES (24.3%)
  $30,000,000       due 01/15/98, 7.875%.........................   $ 30,027,552
   18,520,000       due 07/31/98, 6.250% ........................     18,587,909
                                                                    ------------
                        TOTAL U.S. TREASURY NOTES  ..............   $ 48,615,461
                                                                    ------------
 TOTAL INVESTMENTS, AT AMORTIZED COST  ...............     99.0%    $198,240,837
 CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES    ...      1.0        1,942,319
                                                          ------    ------------
 NET ASSETS   ........................................    100.0%    $200,183,156
                                                          ======    ============
--------------
(a) Rates shown are yields to maturity at time of purchase.

                       See Notes to Financial Statements.
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                   THE 59 WALL STREET U.S. TREASURY MONEY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1997
                                   (unaudited)

ASSETS:
      Investments, at amortized cost and value (Note 1) .......    $198,240,837
      Interest Receivable .....................................       1,575,761
      Cash ....................................................         452,205
                                                                   ------------
              Total Assets ....................................     200,268,803
                                                                   ------------
LIABILITIES:
      Payables for:
         Dividends declared (Note 1) ..........................          23,981
         Shareholder servicing/eligible institution
           fees (Note 2) ......................................          36,557
         Investment advisory fee (Note 2) .....................          24,372
         Accrued expenses and other liabilities ...............             737
                                                                   ------------
              Total Liabilities ...............................          85,647
                                                                   ------------
NET ASSETS, for 200,183,156 shares of beneficial interest
  outstanding .................................................    $200,183,156
                                                                   ============
Net Assets Consist of:
     Paid-in capital ..........................................    $200,183,156
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ..................           $1.00
                                                                          =====


                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1997
                                   (unaudited)

NET INVESTMENT  INCOME:
      Interest ..................................................   $ 4,589,293
                                                                    -----------
  Expenses:
      Shareholder servicing/eligible institution fees (Note 2) ..       197,499
      Investment advisory fee (Note 2) ..........................       131,666
      Administrative fee (Note 2) ...............................        87,777
      Custodian fee .............................................        41,802
      Trustees' fees and expenses ...............................        11,010
      Miscellaneous expenses ....................................        11,067
                                                                    -----------
      Total Expenses ............................................       480,821
               Fees paid indirectly (Note 3) ....................        (2,063)
                                                                    -----------
               Net Expenses .....................................       478,758
                                                                    -----------
NET INVESTMENT INCOME ...........................................   $ 4,110,535
                                                                    ===========

                       See Notes to Financial Statements.
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                   THE 59 WALL STREET U.S. TREASURY MONEY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       For the
                                                                                  six months ended         For the
                                                                                  December 31, 1997      year ended
                                                                                     (unaudited)        June 30, 1997
                                                                                  -----------------     -------------
INCREASE IN NET ASSETS:
From Investment Activities:
      Net investment income.....................................................    $  4,110,535         $  8,875,149
      Total declared as dividends to shareholders...............................      (4,110,535)          (8,875,149)
                                                                                    ------------         ------------
From Share (Principal) Transactions at Net Asset Value of $1.00 per share:
      Shares sold...............................................................     368,977,669          916,086,152
      Shares issued in reinvestment of dividends................................       1,698,102            3,815,250
      Shares repurchased........................................................    (330,950,905)        (905,667,722)
                                                                                    ------------         ------------
        Net increase in net assets resulting from share transactions............      39,724,866           14,233,680
NET ASSETS:
      Beginning of period.......................................................     160,458,290          146,224,610
                                                                                    ------------         ------------
      End of period ............................................................    $200,183,156         $160,458,290
                                                                                    ============         ============

                              FINANCIAL HIGHLIGHTS

           Selected per share data and ratios for a share outstanding throughout each period

                                                 For the
                                             six months ended              For the years ended June 30,
                                            December 31, 1997   ---------------------------------------------------
                                               (unaudited)       1997        1996       1995        1994      1993
                                            -----------------   ------      ------     ------      ------    ------
Net asset value, beginning of period.......        $1.00         $1.00       $1.00      $1.00     $1.00      $1.00
Income from investment operations:
  Net investment income....................         0.02          0.04        0.05       0.05      0.03       0.03
Dividends to shareholders from net
  investment income........................        (0.02)        (0.04)      (0.05)     (0.05)    (0.03)     (0.03)
                                                   -----         -----       -----      -----     -----      -----
Net asset value, end of period.............        $1.00         $1.00       $1.00      $1.00     $1.00      $1.00
                                                   =====         =====       =====      =====     =====      =====
Total return ..............................         2.38%         4.75%       4.96%      4.67%     2.74%      2.75%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's omitted)........................     $200,183      $160,458    $146,225   $144,969  $141,731   $136,584
  Ratio of expenses to average net
    assets(1) .............................         0.55%(2)      0.55%       0.56%      0.55%     0.55%      0.55%
  Ratio of net investment income to
    average net assets.....................         4.68%(2)      4.65%       4.78%      4.52%     2.72%      2.70%

----------------
(1) Had the expense reimbursement agreement, which commenced July 1, 1993, not been in place, the ratio of expenses to average net assets for the years ended June 30, 1996, 1995, 1994 and 1993, would have been 0.57%, 0.58%,
     0.57% and 0.55%, respectively. For the same periods, the total return of the Fund would have been 4.95%, 4.64%, 2.72% and 2.75%, respectively. The expense reimbursement agreement terminated on February 1, 1996.

(2)  Annualized.

                       See Notes to Financial Statements.

                   THE 59 WALL STREET U.S. TREASURY MONEY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

        1. Organization and Significant Accounting Policies. The 59 Wall Street U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 1997, there were three series of the Trust.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required. At December 31, 1997, the cost of investments for Federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

            E. Other. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. For the six months ended December 31, 1997, the Fund incurred $131,666 for advisory services.

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1997, the Fund incurred $87,777 for administrative services.

                   THE 59 WALL STREET U.S. TREASURY MONEY FUND

                                   (unaudited)

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the six months ended December 31,1997, the Fund incurred $197,499 for such services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 1997, the Fund incurred $11,010 for these fees.

      3. Investment Transactions. Purchases and maturities and sales of money market instruments aggregated $783,287,735 and $744,417,999, respectively, for the six months ended December 31, 1997. Custody fees for the Fund were reduced by $2,063 as a result of an expense offset arrangement with the Fund's custodian.

The 59 Wall Street Trust

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759


This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street U.S. Treasury
Money Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.